Vessel Operating Expenses	12 Months Ended
Dec. 31, 2024
Operating Expenses [Abstract]
Vessel Operating Expenses	Vessel Operating Expenses
Vessel operating expenses are comprised of the following:

	Year Ended December 31,
	2022	2023	2024
Crew wages and related costs	$38,083	$39,473	$40,937
Insurance	4,749	5,263	5,668
Repairs, maintenance and drydocking costs	12,148	16,354	16,223
Spares, stores and provisions	16,623	18,738	20,668
Lubricants	5,068	5,479	5,161
Taxes	674	606	575
Miscellaneous	2,866	3,288	3,369
Total	$80,211	$89,201	$92,601